SUPPLEMENTAL CASH FLOW DISCLOSURE - Schedule of depreciation and amortization (Details) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Statement of cash flows [abstract]
Depreciation – property, plant and equipment	$ 1,990,676	$ 762,054
Depreciation – right-of-use assets	1,551,834	856,479
Amortization – intangible assets	1,371,147	364,721
Depreciation and amortization	$ 4,913,657	$ 1,983,254